Balance Sheet	Jun. 30, 2018 USD ($)
Current assets:
Cash and cash equivalents	$ 334,650
Total current assets	334,650
Investment in joint venture (Cost: $150,000)	150,000
Total Assets	484,650
Current liabilities:
Accounts payable and accrued liabilities	12,800
Total current liabilities	12,800
Total liabilities	12,800
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, no shares issued and outstanding as of June 30, 2018	0
Common stock, $0.0001 par value, 400,000,000 shares authorized, 8,886,416 shares issued and outstanding as of June 30, 2018	889
Additional paid-in capital	655,836
Stock subscription receivable	(142,500)
Accumulated deficit	(42,375)
Total stockholders' equity	471,850
Total Liabilities and Stockholders' Equity	$ 484,650